PROPERTY, PLANT AND EQUIPMENT, NET (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 557	$ 586	$ 670